FINANCIAL INSTRUMENTS - Classification of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	$ 369,353	$ 243,598
Amortized cost | Accounts payable and accrued liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	85,982	78,038
Amortized cost | Borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	270,646	165,560
Amortized cost | Call option redemption liability
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	12,725
Fair value through earnings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		10,020
Fair value through earnings | Non-controlling interest put options
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	10,020
Derivatives used for hedging (fair value through OCI)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		219
Interest rate swap agreements | Derivatives used for hedging (fair value through OCI)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		219
Amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	118,169	113,232
Amortized cost | Cash
Disclosure of financial assets and liabilities [Line Items]
Financial assets	9,093	20,956
Amortized cost | Trade receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	106,634	90,122
Amortized cost | Supplier rebates and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,442	$ 2,154
Derivatives used for hedging (fair value through OCI)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,139
Derivatives used for hedging (fair value through OCI) | Interest rate swap agreements
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 2,139